Discontinued Operations (Details 2) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Schedule of Equity Method Investments [Line Items]
Accounts payable		$ 23
Current liabilities	$ 228
Pinnacle Vac [Member]
Schedule of Equity Method Investments [Line Items]
Property and equipment, net	249
Non-current assets	249
Accounts payable	228
Current liabilities	$ 228